Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Patents consist of the following:
	As of December 31, 2015	As of June 30, 2015

Patents	$880,000	$880,000
Less accumulated armortization	(287,000)	(251,000)

Patents, net	$593,000	$629,000

Patents consist of the following:
	June 30,
	2015	2014

Patents	$880,000	$880,000
Less accumulated amortization	(251,000)	(180,000)
Patents, net	$629,000	$700,000

Property, Plant and Equipment [Table Text Block]
Fixed assets consist of the following:

	Estimated	As of December 31,	As of June 30,
	Useful Lives in years	2015	2015

Office equipment and furniture	3 - 5	$108,000	$-
Lab equipment	3 - 5	90,000	90,000
Leasehold improvements	3	18,000	-
Manufacturing equipment	5	7,000	-
Less accumulated depreciation and amortization		(79,000)	(60,000)

Fixed assets, net		$144,000	$30,000

Fixed Assets

Fixed assets are recorded at cost. After being placed in service, the fixed assets are depreciated using the straight-line method over estimated useful lives. Fixed assets consist of the following:

	Estimated	June 30,
	Useful Lives in years	2015	2014

Lab equipment	3 - 5	90,000	90,000
Less accumulated depreciation		(60,000)	(33,000)
Fixed assets, net		$30,000	$57,000

Aytu recorded the following depreciation expense in the respective periods:

	Year Ended June 30,
	2015	2014

Depreciation expense	$27,000	$27,000

Finite-lived Intangible Assets Amortization Expense [Table Text Block]	Aytu recorded the following amortization expense in the respective periods:
	Year Ended June 30,
	2015	2014

Amortization expense	$71,000	$70,000

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Future amortization from the year ended June 30, 2015 is as follows:
2016	$71,000
2017	71,000
2018	71,000
2019	71,000
2020	71,000
Thereafter	274,000
$629,000